Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related party transactions
Note 13: Related party transactions
Balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	714	739
Derivative financial instruments	1,036	634
	1,750	1,373
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Derivative financial instruments	1,122	939
Debt securities in issue	19,039	17,961
Subordinated liabilities	5,588	5,176
	27,407	25,566
During the half-year to 30 June 2022 the Group earned £3 million (half-year to 30 June 2021: £3 million) of interest income and incurred £270 million (half-year to 30 June 2021: £242 million) of interest expense on balances and transactions with Lloyds Banking Group plc and fellow Group undertakings.
Other related party transactions
Other related party transactions for the half-year to 30 June 2022 are similar in nature to those for the year ended 31 December 2021.